INVESTMENTS (Composition of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Equity method investments, at fair value		$ 14,895
Investments of consolidated fund	$ 2,005	0
Total investments, at fair value	56,632	31,904
MCC Member]
Investment [Line Items]
Investment in available-for-sale securities	$ 40,491	$ 17,009